UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,077.00	$ 4.22
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.73	$ 4.11

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	6.2	5.1
American International Group, Inc.	4.2	4.1
Hewlett-Packard Co.	3.9	3.7
Valero Energy Corp.	3.6	3.5
Bank of America Corp.	3.6	4.8
Schlumberger Ltd. (NY Shares)	3.6	3.5
Genentech, Inc.	3.3	2.2
Wells Fargo & Co.	3.3	2.4
Allergan, Inc.	3.0	3.0
Equinix, Inc.	2.8	1.9
	37.5
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	25.2
Information Technology	23.1	24.7
Energy	13.4	14.7
Health Care	12.5	13.7
Consumer Discretionary	8.3	5.2
Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Stocks 98.6%		Stocks 97.8%
	Convertible Securities 1.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	24.5%	** Foreign investments	23.5%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR	341,600	$ 14,388
Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp. (a)	1,415,846	43,750
Wynn Resorts Ltd. (d)	571,220	55,991
		99,741
Media - 1.9%
The Walt Disney Co.	2,291,400	78,503
Specialty Retail - 1.6%
Best Buy Co., Inc.	1,437,000	66,777
Textiles, Apparel & Luxury Goods - 2.1%
Polo Ralph Lauren Corp. Class A	1,016,835	88,444
TOTAL CONSUMER DISCRETIONARY		347,853
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 2.6%
Tesco PLC	12,631,900	107,197
ENERGY - 13.4%
Energy Equipment & Services - 4.9%
National Oilwell Varco, Inc. (a)	784,862	54,658
Schlumberger Ltd. (NY Shares)	2,346,700	147,373
		202,031
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	1,841,600	92,478
Ultra Petroleum Corp. (a)	2,201,500	111,858
Valero Energy Corp.	2,631,960	151,732
		356,068
TOTAL ENERGY		558,099
FINANCIALS - 25.8%
Commercial Banks - 3.3%
Wells Fargo & Co.	3,943,200	136,829
Consumer Finance - 1.5%
American Express Co.	1,118,500	63,609
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.7%
Bank of America Corp.	2,959,600	$ 150,555
Moody's Corp.	673,000	43,557
		194,112
Insurance - 7.6%
ACE Ltd.	1,414,970	79,465
American International Group, Inc.	2,566,990	172,245
W.R. Berkley Corp.	1,914,425	62,410
		314,120
Real Estate Investment Trusts - 2.7%
General Growth Properties, Inc.	962,200	61,032
Vornado Realty Trust	414,800	52,763
		113,795
Real Estate Management & Development - 3.5%
Mitsubishi Estate Co. Ltd.	2,582,000	80,080
Mitsui Fudosan Co. Ltd.	2,417,000	66,430
		146,510
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	2,732,700	104,608
TOTAL FINANCIALS		1,073,583
HEALTH CARE - 11.4%
Biotechnology - 4.5%
Genentech, Inc. (a)	1,654,400	139,582
Gilead Sciences, Inc. (a)	681,800	48,790
		188,372
Health Care Equipment & Supplies - 0.0%
Gen-Probe, Inc. (a)	25,000	1,201
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	1,243,165	64,893
Pharmaceuticals - 5.3%
Allergan, Inc.	1,101,000	122,993
Johnson & Johnson	1,516,800	95,634
		218,627
TOTAL HEALTH CARE		473,093
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.3%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (d)	2,280,156	$ 102,265
Commercial Services & Supplies - 1.8%
Robert Half International, Inc. (d)	1,884,240	73,617
Construction & Engineering - 1.8%
SNC-Lavalin Group, Inc.	2,456,500	75,488
Industrial Conglomerates - 2.2%
Tyco International Ltd.	3,038,100	93,665
TOTAL INDUSTRIALS		345,035
INFORMATION TECHNOLOGY - 23.1%
Computers & Peripherals - 6.0%
Apple, Inc. (a)	1,032,600	87,368
Hewlett-Packard Co.	4,157,400	163,718
		251,086
Electronic Equipment & Instruments - 2.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,022,400	87,508
Internet Software & Services - 9.3%
Equinix, Inc. (a)(d)	1,427,000	117,970
Google, Inc. Class A (sub. vtg.) (a)	572,320	257,228
LoopNet, Inc.	787,700	13,210
		388,408
IT Services - 1.8%
MoneyGram International, Inc.	375,000	11,273
The Western Union Co.	2,896,300	62,763
		74,036
Semiconductors & Semiconductor Equipment - 3.7%
Infineon Technologies AG sponsored ADR (a)	750,000	11,490
MEMC Electronic Materials, Inc. (a)	400,000	20,628
Microchip Technology, Inc.	2,172,000	77,323
Samsung Electronics Co. Ltd.	71,777	43,215
		152,656
Software - 0.2%
Convera Corp. Class A (a)(d)	2,350,000	7,191
TOTAL INFORMATION TECHNOLOGY		960,885
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 2.7%
Monsanto Co.	2,176,600	$ 114,685
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc. (a)	1,678,558	37,868
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. (a)	2,727,554	89,355
TOTAL TELECOMMUNICATION SERVICES		127,223
TOTAL COMMON STOCKS (Cost $3,345,448)		4,107,653
Convertible Bonds - 1.1%
	Principal Amount (000s)
HEALTH CARE - 1.1%
Biotechnology - 1.1%
Amgen, Inc. 0.375% 2/1/13	$ 45,000	43,256
TOTAL CONVERTIBLE BONDS (Cost $44,529)		43,256
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	17,327,079	17,327
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	200,502,061	200,502
TOTAL MONEY MARKET FUNDS (Cost $217,829)		217,829
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $3,607,806)		4,368,738
NET OTHER ASSETS - (4.9)%		(203,763)
NET ASSETS - 100%		$ 4,164,975
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,120
Fidelity Securities Lending Cash Central Fund	989
Total	$ 2,109
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.5%
Canada	6.7%
Netherlands Antilles	3.6%
Japan	3.5%
United Kingdom	2.6%
Ireland	2.5%
Cayman Islands	2.2%
Taiwan	2.1%
Korea (South)	1.0%
Others (individually less than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $195,571) - See accompanying schedule: Unaffiliated issuers (cost $3,389,977)	$ 4,150,909
Fidelity Central Funds (cost $217,829)	217,829
Total Investments (cost $3,607,806)		$ 4,368,738
Receivable for fund shares sold		5,412
Dividends receivable		5,290
Interest receivable		14
Distributions receivable from Fidelity Central Funds		88
Prepaid expenses		19
Other receivables		205
Total assets		4,379,766

Liabilities
Payable for investments purchased	$ 2,158
Payable for fund shares redeemed	9,114
Accrued management fee	2,016
Other affiliated payables	857
Other payables and accrued expenses	144
Collateral on securities loaned, at value	200,502
Total liabilities		214,791

Net Assets		$ 4,164,975
Net Assets consist of:
Paid in capital		$ 3,361,760
Distributions in excess of net investment income		(2,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,075
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		760,927
Net Assets, for 179,703 shares outstanding		$ 4,164,975
Net Asset Value, offering price and redemption price per share ($4,164,975 ÷ 179,703 shares)		$ 23.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 16,357
Interest		19
Income from Fidelity Central Funds (including $989 from security lending)		2,109
Total income		18,485

Expenses
Management fee	$ 12,183
Transfer agent fees	4,672
Accounting and security lending fees	529
Custodian fees and expenses	166
Independent trustees' compensation	7
Registration fees	73
Audit	44
Legal	46
Interest	4
Total expenses before reductions	17,724
Expense reductions	(240)	17,484
Net investment income (loss)		1,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,815
Foreign currency transactions	44
Total net realized gain (loss)		81,859
Change in net unrealized appreciation (depreciation) on: Investment securities	239,843
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		239,841
Net gain (loss)		321,700
Net increase (decrease) in net assets resulting from operations		$ 322,701

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,001	$ 12,724
Net realized gain (loss)	81,859	104,123
Change in net unrealized appreciation (depreciation)	239,841	208,256
Net increase (decrease) in net assets resulting from operations	322,701	325,103
Distributions to shareholders from net investment income	(7,741)	(10,223)
Distributions to shareholders from net realized gain	(1,961)	(223,304)
Total distributions	(9,702)	(233,527)
Share transactions Proceeds from sales of shares	390,752	2,532,671
Reinvestment of distributions	9,341	224,721
Cost of shares redeemed	(836,801)	(1,704,368)
Net increase (decrease) in net assets resulting from share transactions	(436,708)	1,053,024
Redemption fees	46	139
Total increase (decrease) in net assets	(123,663)	1,144,739

Net Assets
Beginning of period	4,288,638	3,143,899
End of period (including distributions in excess of net investment income of $2,787 and undistributed net investment income of $6,631, respectively)	$ 4,164,975	$ 4,288,638
Other Information Shares
Sold	17,157	116,954
Issued in reinvestment of distributions	416	10,709
Redeemed	(36,679)	(78,919)
Net increase (decrease)	(19,106)	48,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.57	$ 20.95	$ 18.27	$ 16.23	$ 13.59	$ 16.39
Income from Investment Operations
Net investment income (loss) D	.01	.06	.12 G	.03	.09	.03
Net realized and unrealized gain (loss)	1.65	1.92	3.49	2.08	2.60	(2.80)
Total from investment operations	1.66	1.98	3.61	2.11	2.69	(2.77)
Distributions from net investment income	(.04)	(.06)	(.11)	(.07)	(.05)	(.03)
Distributions from net realized gain	(.01)	(1.30)	(.82)	-	-	-
Total distributions	(.05)	(1.36)	(.93)	(.07)	(.05)	(.03)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.18	$ 21.57	$ 20.95	$ 18.27	$ 16.23	$ 13.59
Total Return B, C	7.70%	9.76%	20.43%	13.03%	19.88%	(16.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83%	.85%	.86%	.91%	.89%
Expenses net of fee waivers, if any	.82% A	.83%	.85%	.86%	.91%	.89%
Expenses net of all reductions	.81% A	.81%	.82%	.83%	.84%	.78%
Net investment income (loss)	.05% A	.30%	.63% G	.15%	.60%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 4,165	$ 4,289	$ 3,144	$ 1,261	$ 872	$ 603
Portfolio turnover rate F	58% A	119%	68%	96%	139%	228%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR).

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 812,622
Unrealized depreciation	(53,173)
Net unrealized appreciation (depreciation)	$ 759,449
Cost for federal income tax purposes	$ 3,609,289

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,229,825 and $1,590,479, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,325	5.42%	$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $105 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $66, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EXF-USAN-0407
1.790938.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 1,028.50	$ 2.82
Hypothetical A	$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.70	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.56%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Water & Sewer	21.5	23.8
Special Tax	17.4	18.5
General Obligations	16.2	18.2
Escrowed/Pre-Refunded	11.1	6.8
Health Care	10.5	9.8
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	12.7	13.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.6	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 56.9%	AAA 60.7%
AA,A 28.5%	AA,A 27.8%
BBB 12.5%	BBB 8.6%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Arizona - 90.0%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,086,210
5% 6/1/19 (AMBAC Insured)	1,140,000	1,236,433
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,359,258
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.):
Series A, 6.125% 7/1/09	245,000	253,891
6.125% 7/1/09 (Escrowed to Maturity) (d)	105,000	105,842
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,080,340
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (d)	1,000,000	1,102,640
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,116,954
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,074,540
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (c)	500,000	530,060
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (Pre-Refunded to 7/1/13 @ 100) (d)	3,000,000	3,289,650
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,706,068
5.25% 7/1/13	1,500,000	1,595,085
Chandler Gen. Oblig. 5.7% 7/1/15	75,000	80,455
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,016,710
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,514,492
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,208,138
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,385,670
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,920,713
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,042,292
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,110,491
5% 12/1/35	1,000,000	1,032,810
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,029,490
5% 4/1/12	1,470,000	1,535,459
5% 4/1/14	1,000,000	1,055,370
6.125% 4/1/18	85,000	86,833
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.): - continued
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (d)	$ 215,000	$ 219,661
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	695,531
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (d)	50,000	50,226
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,051,860
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,028,290
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,277,826
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,086,370
7.4% 7/1/10	1,000,000	1,114,600
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	534,865
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,668,150
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,121,140
5% 7/1/24 (FGIC Insured)	3,000,000	3,400,410
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,131,070
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,233,433
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (Pre-Refunded to 6/1/14 @ 100) (d)	530,000	591,136
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (d)	1,305,000	1,455,532
5.5% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,500,000	1,673,025
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	810,664
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,025,000	1,079,284
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	1,160,000	1,192,155
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,067,220
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	587,334
5.5% 7/1/11	200,000	210,086
5.75% 7/1/15	675,000	713,232
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	$ 1,250,000	$ 1,342,038
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,072,980
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	770,000	819,419
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,200,070
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,065,563
5% 7/1/20 (MBIA Insured)	5,000,000	5,416,943
5% 7/1/29 (MBIA Insured)	1,000,000	1,071,600
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,626,255
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,627,005
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,208,470
Series B, 5.375% 7/1/20	1,060,000	1,147,132
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	929,150
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,028
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,242
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	279,508
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,056,230
5.25% 10/1/13 (American Cap. Access Corp. Insured)	1,335,000	1,419,465
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,607,040
Series A:
5% 1/1/37	2,000,000	2,141,200
5.25% 1/1/18	1,000,000	1,074,830
5.25% 1/1/19	1,615,000	1,734,365
Series B:
5% 1/1/20	1,500,000	1,592,340
5% 1/1/21	290,000	307,386
5% 1/1/31	1,080,000	1,135,544
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (d)	$ 250,000	$ 275,288
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,084,880
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,796,172
5.5% 7/1/17	1,035,000	1,157,710
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	323,389
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,098,930
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,144,620
5% 7/1/18 (FGIC Insured)	3,295,000	3,567,332
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,168,123
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	566,595
Series A, 7% 7/1/11 (MBIA Insured)	300,000	339,957
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,480,218
5.5% 7/1/14	425,000	458,299
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,821,889
5.25% 7/1/11	310,000	323,721
5.25% 7/1/15	1,000,000	1,064,240
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	315,555
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	647,916
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,085,620
5.25% 6/1/13 (FSA Insured)	245,000	249,662
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	994,250
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	269,900
		107,897,063
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	527,550
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	155,991
		683,541
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 8.5%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	$ 275,000	$ 295,449
Series A, 5.5% 7/1/18	700,000	790,727
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	1,100,000	1,214,565
Series Y:
5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	500,000	571,660
5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	165,000	188,648
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	773,962
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	266,605
Series N, 5.25% 7/1/39 (FGIC Insured) (a)	1,000,000	1,206,930
5.75% 7/1/19 (FGIC Insured)	700,000	777,280
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	1,340,000	1,433,599
Series B, 5% 7/1/17	1,000,000	1,075,510
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	212,142
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	500,000	528,010
Series C, 5.25% 1/1/15 (c)	500,000	536,045
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	335,399
		10,206,531
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $115,929,525)	118,787,135
NET OTHER ASSETS - 0.9%	1,087,989
NET ASSETS - 100%	$ 119,875,124
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Water & Sewer	21.5%
Special Tax	17.4%
General Obligations	16.2%
Escrowed/Pre-Refunded	11.1%
Health Care	10.5%
Electric Utilities	8.1%
Education	6.1%
Others* (individually less than 5%)	9.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Fidelity Arizona Municipal Income Fund

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $115,929,525)		$ 118,787,135
Cash		1,326,630
Receivable for fund shares sold		10,672
Interest receivable		1,159,699
Other receivables		12,607
Total assets		121,296,743

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,174,790
Payable for fund shares redeemed	44,121
Distributions payable	148,285
Accrued management fee	54,402
Other affiliated payables	21
Total liabilities		1,421,619

Net Assets		$ 119,875,124
Net Assets consist of:
Paid in capital		$ 116,990,001
Undistributed net investment income		18,018
Accumulated undistributed net realized gain (loss) on investments		9,495
Net unrealized appreciation (depreciation) on investments		2,857,610
Net Assets, for 10,473,724 shares outstanding		$ 119,875,124
Net Asset Value, offering price and redemption price per share ($119,875,124 ÷ 10,473,724 shares)		$ 11.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 2,339,505

Expenses
Management fee	$ 312,786
Independent trustees' compensation	189
Miscellaneous	138
Total expenses before reductions	313,113
Expense reductions	(37,801)	275,312
Net investment income		2,064,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	181,854
Futures contracts	(1,655)
Total net realized gain (loss)		180,199
Change in net unrealized appreciation (depreciation) on investment securities		931,059
Net gain (loss)		1,111,258
Net increase (decrease) in net assets resulting from operations		$ 3,175,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,064,193	$ 3,756,627
Net realized gain (loss)	180,199	614,584
Change in net unrealized appreciation (depreciation)	931,059	(1,911,405)
Net increase (decrease) in net assets resulting from operations	3,175,451	2,459,806
Distributions to shareholders from net investment income	(2,061,727)	(3,750,345)
Distributions to shareholders from net realized gain	(536,754)	(444,779)
Total distributions	(2,598,481)	(4,195,124)
Share transactions Proceeds from sales of shares	19,357,635	34,578,412
Reinvestment of distributions	1,455,771	2,417,654
Cost of shares redeemed	(8,540,156)	(28,933,112)
Net increase (decrease) in net assets resulting from share transactions	12,273,250	8,062,954
Redemption fees	738	1,049
Total increase (decrease) in net assets	12,850,958	6,328,685

Net Assets
Beginning of period	107,024,166	100,695,481
End of period (including undistributed net investment income of $18,018 and undistributed net investment income of $15,552, respectively)	$ 119,875,124	$ 107,024,166
Other Information Shares
Sold	1,697,736	3,054,403
Issued in reinvestment of distributions	127,487	213,568
Redeemed	(748,824)	(2,557,580)
Net increase (decrease)	1,076,399	710,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26
Income from Investment Operations
Net investment income D	.207	.417	.417	.427	.435	.444 F
Net realized and unrealized gain (loss)	.115	(.149)	.087	.306	(.090)	.254 F
Total from investment operations	.322	.268	.504	.733	.345	.698
Distributions from net investment income	(.207)	(.417)	(.419)	(.427)	(.435)	(.443)
Distributions from net realized gain	(.055)	(.051)	(.055)	(.066)	(.090)	(.015)
Total distributions	(.262)	(.468)	(.474)	(.493)	(.525)	(.458)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.45	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Total Return B, C	2.85%	2.41%	4.46%	6.58%	3.01%	6.38%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.49% A	.50%	.50%	.53%	.52%	.48%
Net investment income	3.66% A	3.69%	3.62%	3.72%	3.77%	3.96% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,875	$ 107,024	$ 100,695	$ 78,289	$ 68,689	$ 66,105
Portfolio turnover rate	11% A	22%	13%	14%	19%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	97.0	93.8	92.0
31 - 90	1.5	0.6	1.6
91 - 180	1.5	0.0	2.8
181 - 397	0.0	5.6	3.6
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity Arizona Municipal Money Market Fund	9 Days	9 Days	18 Days
All Tax Free Money Market Funds Average*	22 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 86.1%	Variable Rate Demand Notes (VRDNs) 90.0%
Commercial Paper (including CP Mode) 5.5%	Commercial Paper (including CP Mode) 4.7%
Tender Bonds 4.3%	Tender Bonds 4.7%
Other Investments 1.9%	Other Investments 0.9%
Net Other Assets 2.2%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value
Arizona - 97.8%
Arizona Health Facilities Auth. Rev.:
(LaLoma Sr. Living Svcs., Inc. Proj.) 3.7%, LOC Citibank NA, VRDN (a)	$ 2,700,000	$ 2,700,000
(Royal Oaks Life Care Cmnty. Proj.) 3.65%, LOC LaSalle Bank NA, VRDN (a)	3,395,000	3,395,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.58%, LOC JPMorgan Chase Bank, VRDN (a)	1,885,000	1,885,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN:
Series Putters 1298, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
Series ROC II R4080, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,875,000	8,875,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	1,000,000	1,000,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,110,000	1,110,000
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,810,000	3,810,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,950,000	4,950,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,020,000	2,020,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.72%, LOC Bank of America NA, VRDN (a)(b)	2,615,000	2,615,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.79%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	2,050,000	2,050,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.6%, tender 3/1/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	12,900,000	12,900,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.7%, LOC KBC Bank NV, VRDN (a)(b)	11,600,000	11,600,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.79%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	2,155,000	2,155,000
Glendale Indl. Dev. Auth. Edl. Facilities Rev. 3.56% 4/5/07, LOC Wells Fargo Bank NA, CP	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Greater Arizona Dev. Participating VRDN Series Munitops 2006 5, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	$ 3,000,000	$ 3,000,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.63% tender 3/12/07, CP mode (b)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.72%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.7%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.68%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.68%, LOC Fannie Mae, VRDN (a)(b)	7,400,000	7,400,000
(Village Square Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.72% (Liquidity Facility Morgan Stanley) (a)(b)(c)	850,000	850,000
Phoenix & Pima County Participating VRDN:
Series 06 P55U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,700,000	2,700,000
Series LB 06 P29U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.61% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,265,000	1,265,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,020,000	3,020,000
Series PZ 113, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,930,000	4,930,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN: - continued
Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 6,380,000	$ 6,380,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Bonds Series B, 4.5% 7/1/07 (MBIA Insured)	2,500,000	2,506,904
Participating VRDN:
Series EGL 03 28 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	1,300,000	1,300,000
Series PA 1373, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Series Putters 1374, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,375,000	11,375,000
Series 1995, 3.56%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,300,000	19,299,999
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R6039, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,140,000	5,140,000
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 3.55% (MBIA Insured), VRDN (a)	4,805,000	4,805,000
Series 2003 A, 3.67% 3/8/07, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.57%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.57%, LOC Wachovia Bank NA, VRDN (a)	7,500,000	7,500,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.75%, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.82%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
(Laura Dozer Ctr. Proj.) 3.95%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,285,000	2,285,000
(Plastican Proj.) Series 1997, 3.58%, LOC Bank of America NA, VRDN (a)(b)	2,510,000	2,510,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Swift Aviation Svcs., Inc. Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 5,160,000	$ 5,160,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.61% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	95,000	95,000
Series MT 156, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,420,000	1,420,000
Series MT 247, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,520,000	1,520,000
Series MT 283, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,840,000	1,840,000
Series PT 3598, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,880,000	1,880,000
Pima County Indl. Dev. Auth. Indl. Rev.:
Participating VRDN Series LB 00 L21, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,510,000	3,510,000
(Tucson Elec. Pwr. Co. Proj.) 3.55%, LOC Cr. Suisse Group, VRDN (a)	3,400,000	3,400,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.7%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev.:
Bonds (Healthpartners of Southern Arizona Proj.) Series 1997 A, 5.3% 4/1/07 (MBIA Insured)	1,500,000	1,502,150
(Broadway Proper Congregate Proj.) Series 2000 A, 3.69%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,070,000	9,070,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	14,425,000	14,425,000
Series RF 06 2, 3.8% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	2,605,000	2,605,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 3.71% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series ROC II R1002, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 1,275,000	$ 1,275,000
Series 1997 A:
3.55% 3/9/07, CP	2,700,000	2,700,000
3.58% 3/8/07, CP	2,700,000	2,700,000
3.6% 3/2/07, CP	1,900,000	1,900,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,200,000	5,200,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)	2,550,000	2,550,000
Tucson Wtr. Rev. Bonds 5% 7/1/07	1,825,000	1,833,454
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $296,517,182)		296,517,182
NET OTHER ASSETS - 2.2%		6,546,578
NET ASSETS - 100%		$ 303,063,760
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 18,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Fidelity Arizona Municipal Money Market Fund

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $296,517,182)		$ 296,517,182
Cash		14,803,097
Receivable for investments sold		3,700,000
Receivable for fund shares sold		6,841,566
Interest receivable		1,342,503
Distributions receivable from Fidelity Central Funds		1,434
Other receivables		61,302
Total assets		323,267,084

Liabilities
Payable for investments purchased	$ 14,482,520
Payable for fund shares redeemed	5,583,573
Distributions payable	14,353
Accrued management fee	122,841
Other affiliated payables	37
Total liabilities		20,203,324

Net Assets		$ 303,063,760
Net Assets consist of:
Paid in capital		$ 303,041,524
Undistributed net investment income		10,836
Accumulated undistributed net realized gain (loss) on investments		11,400
Net Assets, for 302,931,377 shares outstanding		$ 303,063,760
Net Asset Value, offering price and redemption price per share ($303,063,760 ÷ 302,931,377 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 4,888,066
Income from Fidelity Central Funds		18,196
Total income		4,906,262

Expenses
Management fee	$ 702,230
Independent trustees' compensation	468
Total expenses before reductions	702,698
Expense reductions	(190,243)	512,455
Net investment income		4,393,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,379
Net increase in net assets resulting from operations		$ 4,398,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,393,807	$ 6,676,441
Net realized gain (loss)	4,379	10,788
Net increase in net assets resulting from operations	4,398,186	6,687,229
Distributions to shareholders from net investment income	(4,400,354)	(6,678,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	518,750,574	824,098,376
Reinvestment of distributions	4,326,447	6,581,701
Cost of shares redeemed	(487,748,718)	(780,770,826)
Net increase (decrease) in net assets and shares resulting from share transactions	35,328,303	49,909,251
Total increase (decrease) in net assets	35,326,135	49,918,168

Net Assets
Beginning of period	267,737,625	217,819,457
End of period (including undistributed net investment income of $10,836 and undistributed net investment income of $17,383, respectively)	$ 303,063,760	$ 267,737,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.027	.016	.006	.008	.013
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.016	.027	.016	.006	.008	.013
Distributions from net investment income	(.016)	(.027)	(.016)	(.006)	(.008)	(.013)
Distributions from net realized gain	-	-	-	-	- G	-
Total distributions	(.016)	(.027)	(.016)	(.006)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.57%	2.78%	1.60%	.60%	.86%	1.30%
Ratios to Average Net Assets E, F
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.37% A	.37%	.43%	.49%	.48%	.45%
Net investment income	3.15% A	2.77%	1.63%	.60%	.82%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,064	$ 267,738	$ 217,819	$ 156,955	$ 134,118	$ 132,208

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 115,905,549	$ 2,977,004	$ (95,418)	$ 2,881,586
Fidelity Arizona Municipal Money Market Fund	296,517,182	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $18,512,138 and $5,832,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 138

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 37,801	|
Fidelity Arizona Municipal Money Market Fund	190,243

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-USAN-0407
1.790941.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Maryland Municipal Income

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,024.30	$ 2.81
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.02	$ 2.81

* Expenses are equal to the Fund's annualized expense ratio of .56%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.4	36.2
Health Care	16.4	10.6
Education	15.5	14.9
Escrowed/Pre-Refunded	9.6	13.7
Electric Utilities	5.4	5.8
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	14.6	14.0
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.3	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 60.1%	AAA 64.1%
AA,A 30.8%	AA,A 30.4%
BBB 4.6%	BBB 1.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 1.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 532,465
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	155,991
		688,456
Maryland - 84.2%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,670,640
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,160,649
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,608,525
Baltimore County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,595,429
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,156,640
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.): Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,874,267
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,084,240
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,438,598
5.2% 7/1/32 (FGIC Insured)	250,000	267,953
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured)	2,250,000	2,430,968
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,624,122
5% 7/1/24 (FGIC Insured)	370,000	410,704
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	524,285
5% 11/1/13	350,000	369,838
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,096,170
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	166,346
5% 9/1/09	175,000	178,773
5.5% 9/1/12	195,000	206,333
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,097,040
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,278,962
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2004 A, 5% 8/15/14	1,000,000	1,090,690
Series A, 5.25% 8/15/14	2,395,000	2,579,223
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	$ 700,000	$ 756,826
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	545,475
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,177,280
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,624,770
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,052,780
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,556,505
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,030,820
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	259,956
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	157,057
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,066,430
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,090,022
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	750,000	773,693
(Johns Hopkins Health Sys. Proj.):
Series B, 5% 5/15/35	1,475,000	1,569,680
5% 5/15/34	1,500,000	1,556,130
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,722,327
Series A:
5% 7/1/32	1,015,000	1,059,213
5% 7/1/33	2,000,000	2,123,140
5% 7/1/38	2,000,000	2,117,940
5.125% 7/1/20	500,000	519,540
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,045,340
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,061,200
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,209,253
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	1,048,540
5.25% 7/1/34	1,525,000	1,589,431
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,624,410
5% 7/1/17 (MBIA Insured)	1,690,000	1,845,091
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	$ 1,100,000	$ 1,171,005
5.25% 12/15/15	320,000	341,811
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,070,260
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,166,260
Maryland State & Local Facilities:
First Series A, 5.25% 3/1/17	4,295,000	4,850,558
Second Series A, 5.5% 8/1/15	740,000	838,302
Second Series, 5.5% 7/15/14	4,450,000	4,986,180
Series 2002 A, 5.5% 3/1/17	2,265,000	2,604,909
Series A, 5.5% 3/1/15	1,850,000	2,086,671
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	840,000	948,200
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,412,585
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	533,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6% 7/1/07 (b)	500,000	502,645
5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,843,305
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,891,968
Prince Georges County Gen. Oblig. Series A, 5% 10/1/19	2,000,000	2,151,620
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	1,500,000	1,593,000
		101,085,938
Puerto Rico - 11.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,717,350
Series A, 5.5% 7/1/18	700,000	790,727
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,000,000	1,143,320
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	$ 1,000,000	$ 1,149,510
Series N, 5.25% 7/1/34 (a)	500,000	588,445
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,280,000	2,439,258
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,537
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,130,160
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,333,562
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,639,470
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	200,000	227,310
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,144,900
		14,329,549
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $112,957,762)	116,103,943
NET OTHER ASSETS - 3.3%	4,020,291
NET ASSETS - 100%	$ 120,124,234
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.4%
Health Care	16.4%
Education	15.5%
Escrowed/Pre-Refunded	9.6%
Electric Utilities	5.4%
Others* (individually less than 5%)	22.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $112,957,762)		$ 116,103,943
Cash		3,364,624
Receivable for fund shares sold		76,631
Interest receivable		1,326,634
Other receivables		7,806
Total assets		120,879,638

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 575,000
Payable for fund shares redeemed	10,149
Distributions payable	116,500
Accrued management fee	53,733
Other affiliated payables	22
Total liabilities		755,404

Net Assets		$ 120,124,234
Net Assets consist of:
Paid in capital		$ 116,776,282
Undistributed net investment income		1,306
Accumulated undistributed net realized gain (loss) on investments		200,465
Net unrealized appreciation (depreciation) on investments		3,146,181
Net Assets, for 11,025,980 shares outstanding		$ 120,124,234
Net Asset Value, offering price and redemption price per share ($120,124,234 ÷ 11,025,980 shares)		$ 10.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 2,418,992

Expenses
Management fee	$ 317,918
Independent trustees' compensation	194
Miscellaneous	143
Total expenses before reductions	318,255
Expense reductions	(31,878)	286,377
Net investment income		2,132,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	398,668
Futures contracts	(4,087)
Total net realized gain (loss)		394,581
Change in net unrealized appreciation (depreciation) on: Investment securities	356,023
Futures contracts	(1,578)
Total change in net unrealized appreciation (depreciation)		354,445
Net gain (loss)		749,026
Net increase (decrease) in net assets resulting from operations		$ 2,881,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,132,615	$ 4,187,442
Net realized gain (loss)	394,581	83,103
Change in net unrealized appreciation (depreciation)	354,445	(1,568,599)
Net increase (decrease) in net assets resulting from operations	2,881,641	2,701,946
Distributions to shareholders from net investment income	(2,132,289)	(4,186,320)
Distributions to shareholders from net realized gain	(224,651)	(706,334)
Total distributions	(2,356,940)	(4,892,654)
Share transactions Proceeds from sales of shares	14,173,187	22,709,784
Reinvestment of distributions	1,551,087	3,271,978
Cost of shares redeemed	(7,498,381)	(24,116,526)
Net increase (decrease) in net assets resulting from share transactions	8,225,893	1,865,236
Redemption fees	448	188
Total increase (decrease) in net assets	8,751,042	(325,284)

Net Assets
Beginning of period	111,373,192	111,698,476
End of period (including undistributed net investment income of $1,306 and undistributed net investment income of $980, respectively)	$ 120,124,234	$ 111,373,192
Other Information Shares
Sold	1,304,929	2,107,273
Issued in reinvestment of distributions	142,449	303,228
Redeemed	(689,645)	(2,239,559)
Net increase (decrease)	757,733	170,942

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 11.06	$ 11.04	$ 10.78	$ 10.90	$ 10.77
Income from Investment Operations
Net investment income D	.200	.409	.412	.427	.433	.444
Net realized and unrealized gain (loss)	.061	(.140)	.053	.260	(.120)	.130
Total from investment operations	.261	.269	.465	.687	.313	.574
Distributions from net investment income	(.200)	(.409)	(.412)	(.427)	(.433)	(.444)
Distributions from net realized gain	(.021)	(.070)	(.033)	-	-	-
Total distributions	(.221)	(.479)	(.445)	(.427)	(.433)	(.444)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.89	$ 10.85	$ 11.06	$ 11.04	$ 10.78	$ 10.90
Total Return B, C	2.43%	2.54%	4.30%	6.46%	2.88%	5.49%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.50% A	.50%	.51%	.53%	.52%	.47%
Net investment income	3.72% A	3.79%	3.73%	3.89%	3.94%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,124	$ 111,373	$ 111,698	$ 99,867	$ 93,485	$ 96,839
Portfolio turnover rate	25% A	22%	17%	14%	30%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,247,680
Unrealized depreciation	(95,930)
Net unrealized appreciation (depreciation)	$ 3,151,750

Cost for federal income tax purposes	$ 112,952,193

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Futures Contracts - continued

or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $20,163,341 and $14,345,505, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $143 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $31,878.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMD-USAN-0407
1.790944.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007